ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Voyage expenses	$ 7,388	$ 3,467
Ship operating expenses	6,937	6,424
Administrative expenses	1,510	935
Tax expenses	9	12
Interest expenses	8,460	7,029
Accrued expenses	$ 24,304	$ 17,867